Employee Benefit Obligations - Summary of Presentation of Net Actuarial Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	$ 341,353
Contributions paid	(687)	$ (601)
Return on plan assets, excluding interest	(52,650)	(47,621)
Defined benefit plan obligations from business combinations	(93,809)
Foreign currency translation differences	14,977	(92,290)
Ending balance	388,931	341,353
Net Actuarial Liability [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	341,353	263,702
Net interest cost	37,308	29,571
Service cost	4,074	3,704
Benefits paid	(18,275)	(19,022)
Contributions paid	(63,862)	(24,906)
Actuarial (gains) losses from changes in financial assumptions	43,327	84,526
Actuarial (gains) losses from changes in experience adjustments	(3,511)	14,168
Return on plan assets, excluding interest	(52,650)	(47,621)
Changes in the asset limit	11,317	(9,217)
Minimum finding required (IFRIC 14)	6,458	(12,456)
Past service cost Defined benefit plan obligations	5,923	2,601
Defined benefit plan obligations from business combinations	88,003	25,009
Transfer of employees	(21)	(1,697)
Other		(756)
Foreign currency translation differences	(10,513)	33,747
Ending balance	$ 388,931	$ 341,353